Daewoong Convertible Notes	6 Months Ended
Jun. 30, 2023
Daewoong Convertible Notes
Daewoong Convertible Notes

Note 5.    Daewoong Convertible Notes

In August 2020, the Company entered into a Convertible Promissory Note Purchase Agreement with Daewoong (the “Daewoong Purchase Agreement”), pursuant to which the Company issued Daewoong two subordinated convertible promissory notes (collectively, the “2020 Daewoong Convertible Notes”) with an aggregate principal amount of $25.0 million. The 2020 Daewoong Convertible Notes have similar terms, of which one was issued on August 27, 2020 with a principal amount of $10.0 million and the other was issued on September 18, 2020 with a principal amount of $15.0 million. The 2020 Daewoong Convertible Notes are unsecured and subordinated to the Company’s 2019 Convertible Notes. The Company’s payment and performance under the 2020 Daewoong Convertible Notes are guaranteed by ABP Sub Inc., its wholly owned subsidiary.

The 2020 Daewoong Convertible Notes bear interest daily at 3% per annum with semiannual compounding. Interest is paid in-kind by adding the accrued amount thereof to the principal amount on a semi-annual basis on June 30th and December 31st of each calendar year for so long as any principal amount remains outstanding (such paid in-kind interest, in the aggregate at any time, the “PIK Principal”). The 2020 Daewoong Convertible Notes mature on September 18, 2025.

Pursuant to its terms, Daewoong may elect to convert all of the then outstanding principal amount and all accrued and unpaid interest into the Company’s common stock at any time following the date that is 12 months after September 18, 2020, provided, that such election shall be made at the same time with respect to all notes issued to Daewoong. The number of shares issuable upon any conversion shall be equal to (i) the outstanding principal amount (excluding PIK Principal) divided by $25.0 million and (ii) multiplied by 9.99% of the aggregate of all of the shares of the Company’s common stock then outstanding, the Company’s common stock issuable upon conversion or exercise of all of the outstanding convertible or exercisable securities, all outstanding vested or unvested options or warrants to purchase the Company’s capital stock, but excluding all out-of-the-money options, and all shares of common stock issuable upon conversion of any convertible debt (whether or not such debt is convertible at such time).

Immediately prior to an initial public offering, all of the then outstanding principal amount and accrued and unpaid interest under the 2020 Daewoong Convertible Notes will automatically convert into shares of the Company’s common stock. The number of shares of common stock issuable upon conversion of the 2020 Daewoong Convertible Notes is equal to (i) the outstanding principal amount

(excluding PIK Principal) divided by $25.0 million and (ii) multiplied by the greater of (A) 9.99% of the pre-IPO shares of the Company, and (B) that number of shares having an aggregate value of $20.0 million immediately prior to the IPO based upon a price per share of such common stock issued to the public in the IPO; provided, however, that in no event shall Daewoong’s ownership exceed 15% of the pre-IPO shares of the Company after taking into account conversion of the 2020 Daewoong Convertible Notes. In the event, and only in the event, that shares of the Company are sold in the IPO whereby the pre-money valuation of the Company is $200.0 million or greater, within five business days of the conversion of the 2020 Daewoong Convertible Notes, the Company shall pay to Daewoong the PIK Principal plus all accrued and unpaid interest either in cash or by the issuance of additional shares of common stock at the price per share in the IPO, which payment method shall be at the Company’s sole election.

In May 2021, the Daewoong Purchase Agreement was amended to provide for the issuance of an additional subordinated convertible promissory note by the Company to Daewoong at an initial principal amount of $5.0 million. The subordinated convertible promissory note was issued with terms similar to the two subordinated convertible promissory notes issued in 2020 and matures on May 12, 2026 (all such convertible promissory notes, the “Daewoong Convertible Notes”).

Pursuant to the terms of the amended Daewoong Purchase Agreement, Daewoong may elect to convert all of the then outstanding principal amount and all accrued and unpaid interest into the Company’s common stock at any time following the date that is 12 months after September 18, 2020, provided, that such election shall be made at the same time with respect to all notes issued to Daewoong. The number of shares of common stock issuable upon conversion is equal to (i) the outstanding principal amount (excluding PIK Principal) divided by $30.0 million and (ii) multiplied by 11.99% of the aggregate of all of the shares of the Company’s common stock then outstanding, the Company’s common stock issuable upon conversion or exercise of all of the outstanding convertible or exercisable securities, all outstanding vested or unvested options or warrants to purchase the Company’s capital stock, but excluding all out-of-the-money options, and all shares of common stock issuable upon conversion of any convertible debt (whether or not such debt is convertible at such time).

In addition, immediately prior to an initial public offering, all of the then outstanding principal amount and accrued and unpaid interest under the convertible notes will automatically convert into shares of the Company’s common stock. The number of shares of common stock issuable upon conversion of the convertible notes is equal to (i) the outstanding principal amount (excluding PIK Principal) divided by $30.0 million and (ii) multiplied by the greater of (A) 11.99% of the pre-IPO shares of the Company, and (B) that number of shares having an aggregate value of $24.0 million immediately prior to the IPO based upon a price per share of such common stock issued to the public in the IPO; provided, however, that in no event shall Daewoong’s ownership exceed 18% of the pre-IPO shares of the Company after taking into account conversion of the Daewoong Convertible Notes.

Due to certain embedded features within the Daewoong Convertible Notes, the Company elected to account for the Daewoong Convertible Notes, including the paid-in-kind principal and interest, and the embedded features at fair value at inception. Subsequent changes in fair value are recorded as a component of other (loss) income in the consolidated statements of operations and comprehensive loss or as a component of other comprehensive income (loss) for changes to instrument-specific credit risk. As a result of electing the fair value option, any direct costs and fees related to the Daewoong Convertible Notes were expensed as incurred.

On July 29, 2022, the Company entered into a Convertible Promissory Note Purchase Agreement (the “Agreement”) between the Company and Daewoong Co., LTD. and received $30 million. The Note has a stated interest rate of 15.79% per annum. The note matures on December 29, 2023. The Notes may be prepaid, in whole, without premium or penalty at any time prior to the maturity date.

During the years ended December 31, 2022 and 2021, and the six months ended June 30, 2023 and 2022, the Company recognized $(2.2) million, $(0.8) million, and $(0.4) million and $10.8 million of (expense) income, respectively, related to the change in the fair value of the Daewoong Convertible Notes and the 2022 Daewoong Note. The Company recognized $(0.9) and $11.1 million of (expense) income during the three months ended June 30, 2023 and 2022, related to the change in fair market value of the Daewoong Convertible Notes and 2022 Daewoong Note. As of December 31, 2022 and 2021, and June 30, 2023, the principal amount outstanding (excluding the PIK Principal) under the Daewoong Convertible Notes and the 2022 Daewoong Note was $60.0 million $30.0 million, and $60.0 million, respectively, with an estimated fair value of $67.3 million, $35.0 million, and $67.7 million, respectively.